Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)